OLD MUTUAL ADVISOR FUNDS II

Supplement Dated July 17, 2007

This Supplement updates certain information contained in the currently effective Class A Shares and Class C Shares Prospectus of Old Mutual Advisor Funds II, dated June 4, 2007. You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The first paragraph of the section of the Prospectus titled “The Portfolio Managers – Large Cap Growth and Large Cap Growth Concentrated Funds” is replaced in its entirety with the following:

A team of portfolio managers comprise Ashfield’s Senior Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process. The members of the Committee are J. Stephen Lauck, J. Stephen Thornborrow, Bradley J. Fretz, Peter A. Johnson, Marc W. Lieberman and Kelli K. Hill. All portfolio decisions are made collectively by consensus of the Committee.

The section of the Prospectus titled “Financial Highlights – Old Mutual Large Cap Growth Fund” is replaced in its entirety with the following:

	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Large Cap Growth Fund
Class A
2007	$ 22.67	$ (0.14)	$ 0.64	$ 0.50	$ -	$ -	$ -
2006	$ 19.12	$ (0.15)	$ 3.70	$ 3.55	$ -	$ -	$ -
2005	$ 19.77	$ (0.14)	$ (0.51)	$ (0.65)	$ -	$ -	$ -
2004 †††	$ 17.45	$ (0.14)	$ 2.46	$ 2.32	$ -	$ -	$ -

Class C
2007	$ 22.22	$ (0.29)	$ 0.61	$ 0.32	$ -	$ -	$ -
2006	$ 18.88	$ (0.30)	$ 3.64	$ 3.34	$ -	$ -	$ -
2005	$ 19.67	$ (0.27)	$ (0.52)	$ (0.79)	$ -	$ -	$ -
2004 †††	$ 17.45	$ (0.23)	$ 2.45	$ 2.22	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 23.17	2.21%	$ 169	1.50%	4.49%	(0.61)%	140.62%
2006	$ -	$ 22.67	18.57%	$ 65	1.56%	1.57%	(0.70)%	110.59%
2005	$ -	$ 19.12	(3.29)%	$ 55	1.57%	1.57%	(0.72)%	35.70%
2004 †††	$ -	$ 19.77	13.30%	$ 77	1.58%	1.59%	(1.09)%	63.17%

Class C
2007	$ -	$ 22.54	1.44%	$ 83	2.25%	7.59%	(1.34)%	140.62%
2006	$ -	$ 22.22	17.69%	$ 79	2.31%	2.32%	(1.44)%	110.59%
2005	$ -	$ 18.88	(4.02)%	$ 67	2.32%	2.32%	(1.40)%	35.70%
2004 †††	$ -	$ 19.67	12.72%	$ 56	2.33%	2.34%	(1.83)%	63.17%

The section of the Prospectus titled “Financial Highlights – Old Mutual Large Cap Growth Concentrated Fund” is replaced in its entirety with the following:

	Net Asset Value Beginning of Period	Net Investment Income (Loss) [1]	Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Large Cap Growth Concentrated
Class A
2007	$ 17.66	$ (0.12)	$ 0.57	$ 0.45	$ -	$ -	$ -
2006	$ 13.97	$ (0.17)	$ 3.86	$ 3.69	$ -	$ -	$ -
2005	$ 15.10	$ (0.13)	$ (1.00)	$ (1.13)	$ -	$ -	$ -
2004 ††	$ 13.31	$ (0.12)	$ 1.91	$ 1.79	$ -	$ -	$ -

Class C
2007	$ 17.34	$ (0.25)	$ 0.56	$ 0.31	$ -	$ -	$ -
2006	$ 13.82	$ (0.29)	$ 3.81	$ 3.52	$ -	$ -	$ -
2005	$ 15.05	$ (0.24)	$ (0.99)	$ (1.23)	$ -	$ -	$ -
2004 ††	$ 13.31	$ (0.17)	$ 1.91	$ 1.74	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class A
2007	$ -	$ 18.11	2.55%	$ 660	1.50%	2.78%	(0.67)%	157.06%
2006	$ -	$ 17.66	26.41%	$ 84	1.64%	1.68%	(1.05)%	128.58%
2005	$ -	$ 13.97	(7.48)%	$ 52	1.71%	1.71%	(0.88)%	41.95%
2004 ††	$ -	$ 15.10	13.45%	$ 57	1.70%	1.71%	(1.56)%	73.65%

Class C
2007	$ -	$ 17.65	1.79%	$ 226	2.25%	5.00%	(1.45)%	157.06%
2006	$ -	$ 17.34	25.47%	$ 110	2.41%	2.44%	(1.84)%	128.58%
2005	$ -	$ 13.82	(8.17)%	$ 62	2.46%	2.46%	(1.60)%	41.95%
2004 ††	$ -	$ 15.05	13.07%	$ 57	2.45%	2.46%	(2.31)%	73.65%

____________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-114 07/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated July 17, 2007

This Supplement updates certain information contained in the currently effective Class Z, Advisor Class, Institutional Class, and Class R shares Prospectus of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007. You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The first paragraph of the section of the Prospectus titled “The Portfolio Managers – Large Cap Growth and Large Cap Growth Concentrated Funds” is replaced in its entirety with the following:

A team of portfolio managers comprise Ashfield’s Senior Investment Committee, which takes a team approach to applying the firm’s large cap growth equity investment philosophy and process. The members of the Committee are J. Stephen Lauck, J. Stephen Thornborrow, Bradley J. Fretz, Peter A. Johnson, Marc W. Lieberman and Kelli K. Hill. All portfolio decisions are made collectively by consensus of the Committee.

The following replaces information contained in the last paragraph on page 166 of the Prospectus in its entirety:

Institutional Class shares are intended, where available, to be exempt from state blue sky registration. Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan;

•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary; and

•

“Wrap account” programs established with broker/dealers or financial intermediaries and (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with the Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party.

Other institutional investors who invest at least $2 million in a Fund are eligible to purchase Institutional Class shares. Intermediaries through which accounts are held on an omnibus basis generally may meet an investment minimum in Institutional Class shares by aggregating multiple accounts in the same Fund, subject to the discretion of and based upon criteria established by Old Mutual. Old Mutual reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. Registered investment companies advised by Old Mutual Capital are not subject to the minimums.

The section of the Prospectus titled “Financial Highlights – Old Mutual Emerging Growth Fund” is replaced in its entirety with the following:

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Emerging Growth Fund
Class Z
2007		$ 15.83	$ (0.16)	[1]	$ 0.12	$ (0.04)	$ -	$ -	$ -
2006		$ 12.42	$ (0.17)	[1]	$ 3.58	$ 3.41	$ -	$ -	$ -
2005		$ 12.66	$ (0.16)	[1]	$ (0.08)	$ (0.24)	$ -	$ -	$ -
2004		$ 7.94	$ (0.16)	[1]	$ 4.88	$ 4.72	$ -	$ -	$ -
2003		$ 14.23	$ (0.14)		$ (6.15)	$ (6.29)	$ -	$ -	$ -
Advisor Class
2007	[2]	$ 15.20	$ (0.06)	[1]	$ 0.63	$ 0.57	$ -	$ -	$ -
Class R
2007	[2]	$ 15.20	$ (0.07)	[1]	$ 0.63	$ 0.56	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 15.20	$ (0.04)	[1]	$ 0.63	$ 0.59	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 15.79	(0.25)%	$ 160,761	1.30%	1.57%	(1.08)%	221.65%
2006		$ -	$ 15.83	27.46%	$ 182,191	1.43%	1.45%	(1.23)%	157.70%
2005		$ -	$ 12.42	(1.90)%	$ 184,294	1.46%	1.47%	(1.36)%	68.28%
2004		$ -	$ 12.66	59.45%	$ 278,178	1.40%	1.41%	(1.30)%	96.38%
2003		$ -	$ 7.94	(44.20)%	$ 201,460	1.55%	1.55%	(1.44)%	218.32%
Advisor Class
2007	[2]	$ -	$ 15.77	3.75%	$ -	1.55%	2,258.98%	(1.45)%	221.65%
Class R
2007	[2]	$ -	$ 15.76	3.68%	$ -	1.85%	4,571.29%	(1.75)%	221.65%
Institutional Class
2007	[2]	$ -	$ 15.79	3.88%	$ -	1.07%	2,511.60%	(0.98)%	221.65%

The section of the Prospectus titled “Financial Highlights – Old Mutual Focused Fund” is replaced in its entirety with the following:

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Focused Fund
Class Z
2007		$ 20.36	$ 0.13	[1]	$ 3.10	$ 3.23	$ (0.06)	$ -	$ (0.06)
2006		$ 18.61	$ 0.02	[1]	$ 1.82	$ 1.84	$ (0.09)	$ -	$ (0.09)
2005		$ 17.19	$ 0.07	[1]	$ 1.35	$ 1.42	$ -	$ -	$ -
2004		$ 12.01	$ (0.02)	[1]	$ 5.20	$ 5.18	$ -	$ -	$ -
2003		$ 16.20	$ (0.02)		$ (4.17)	$ (4.19)	$ -	$ -	$ -
Advisor Class
2007	[2]	$ 24.26	$ 0.02	[1]	$ (0.78)	$ (0.76)	$ -	$ -	$ -
Class R
2007	[2]	$ 24.26	$ -	[1]	$ (0.78)	$ (0.78)	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 24.26	$ 0.06	[1]	$ (0.78)	$ (0.72)	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 23.53	15.85%	$ 25,555	1.15%	1.44%	0.57%	95.63%
2006		$ -	$ 20.36	9.88%	$ 17,566	1.39%	1.47%	0.08%	110.47%
2005		$ -	$ 18.61	8.26%	$ 19,724	1.49%	1.62%	0.42%	192.04%
2004		$ -	$ 17.19	43.13%	$ 26,574	1.50%	1.54%	(0.15)%	240.63%
2003		$ -	$ 12.01	(25.86)%	$ 23,293	1.50%	1.50%	(0.23)%	281.70%
Advisor Class
2007	[2]	$ -	$ 23.50	(3.13)%	$ -	1.41%	2,343.97%	0.33%	95.63%
Class R
2007	[2]	$ -	$ 23.48	(3.22)%	$ -	1.71%	4,740.42%	0.04%	95.63%
Institutional Class
2007	[2]	$ -	$ 23.54	(2.97)%	$ -	0.83%	2,604.40%	0.91%	95.63%

The following is included in the section of the Prospectus titled “Financial Highlights”:

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Select Growth Fund
Class Z
2007		$ 24.63	$ (0.14)	[1]	$ 1.07	$ 0.93	$ -	$ -	$ -
2006		$ 19.95	$ (0.20)	[1]	$ 4.88	$ 4.68	$ -	$ -	$ -
2005		$ 20.91	$ (0.26)	[1]	$ (0.70)	$ (0.96)	$ -	$ -	$ -
2004		$ 15.71	$ (0.28)	[1]	$ 5.48	$ 5.20	$ -	$ -	$ -
2003		$ 22.74	$ (0.19)		$ (6.84)	$ (7.03)	$ -	$ -	$ -
Advisor Class
2007	[2]	$ 25.49	$ (0.07)	[1]	$ 0.11	$ 0.04	$ -	$ -	$ -
Class R
2007	[2]	$ 25.49	$ (0.09)	[1]	$ 0.12	$ 0.03	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 25.49	$ (0.03)	[1]	$ 0.11	$ 0.08	$ -	$ -	$ -

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 25.56	3.78%	$ 118,721	1.25%	1.61%	(0.58)%	201.17%
2006		$ -	$ 24.63	23.46%	$ 150,145	1.46%	1.51%	(0.93)%	157.84%
2005		$ -	$ 19.95	(4.59)%	$ 163,617	1.53%	1.53%	(1.28)%	141.68%
2004		$ -	$ 20.91	33.10%	$ 231,034	1.52%	1.53%	(1.44)%	179.85%
2003		$ -	$ 15.71	(30.91)%	$ 225,127	1.55%	1.55%	(1.02)%	381.73%
Advisor Class
2007	[2]	$ -	$ 25.53	0.16%	$ -	1.50%	2,551.05%	(1.01)%	201.17%
Class R
2007	[2]	$ -	$ 25.52	0.12%	$ -	1.80%	4,564.47%	(1.32)%	201.17%
Institutional Class
2007	[2]	$ -	$ 25.57	0.31%	$ -	0.97%	2,563.60%	(0.49)%	201.17%

The section of the Prospectus titled “Financial Highlights – Old Mutual Strategic Small Company Fund” is replaced in its entirety with the following:

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Strategic Small Company Fund
Class Z
2007		$ 17.43	$ (0.12)	[1]	$ 0.33	$ 0.21	$ -	$ (4.17)	$ (4.17)
2006		$ 14.47	$ (0.13)	[1]	$ 3.09	$ 2.96	$ -	$ -	$ -
2005		$ 13.68	$ (0.16)	[1]	$ 0.95	$ 0.79	$ -	$ -	$ -
2004		$ 8.72	$ (0.14)	[1]	$ 5.10	$ 4.96	$ -	$ -	$ -
2003		$ 13.37	$ (0.11)	[1]	$ (4.54)	$ (4.65)	$ -	$ -	$ -
Advisor Class
2007		$ 17.29	$ (0.15)	[1]	$ 0.31	$ 0.16	$ -	$ (4.17)	$ (4.17)
2006		$ 14.38	$ (0.16)	[1]	$ 3.07	$ 2.91	$ -	$ -	$ -
2005		$ 13.63	$ (0.19)	[1]	$ 0.94	$ 0.75	$ -	$ -	$ -
2004		$ 8.71	$ (0.18)	[1]	$ 5.10	$ 4.92	$ -	$ -	$ -
2003 [4]		$ 9.29	$ (0.07)		$ (0.51)	$ (0.58)	$ -	$ -	$ -
Class R
2007	[2]	$ 12.93	$ (0.05)	[1]	$ 0.57	$ 0.52	$ -	$ -	$ -
Institutional Class
2007	[2]	$ 12.93	$ (0.03)	[1]	$ 0.58	$ 0.55	$ -	$ -	$ -

	Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007	$ -	$ 13.47	5.12%	$ 35,712	1.35%	1.63%	(0.84)%	160.24%
2006	$ -	$ 17.43	20.46%	$ 48,107	1.46%	1.54%	(0.82)%	148.73%
2005	$ -	$ 14.47	5.77%	$ 51,156	1.50%	1.61%	(1.17)%	80.38%
2004	$ -	$ 13.68	56.88%	$ 69,838	1.50%	1.60%	(1.14)%	96.80%
2003	$ -	$ 8.72	(34.78)%	$ 57,738	1.50%	1.57%	(1.09)%	113.26%
Advisor Class
2007	$ -	$ 13.28	4.82%	$ 872	1.60%	2.17%	(1.08)%	160.24%
2006	$ -	$ 17.29	20.24%	$ 1,258	1.71%	1.78%	(1.07)%	148.73%
2005	$ -	$ 14.38	5.50%	$ 1,550	1.75%	1.86%	(1.42)%	80.38%
2004	$ -	$ 13.63	56.49%	$ 1,779	1.75%	1.85%	(1.41)%	96.80%
2003 [4]	$ -	$ 8.71	(8.99)%	$ 509	1.75%	1.87%	(1.28)%	113.26%

Class R
2007	[2]	$ -	$ 13.45	4.02%	$ -	1.90%	4,566.95%	(1.48)%	160.24%
Institutional Class
2007	[2]	$ -	$ 13.48	4.25%	$ -	1.12%	2,509.06%	(0.69)%	160.24%

The section of the Prospectus titled “Financial Highlights – Old Mutual Dwight Intermediate Fixed Income Fund” is replaced in its entirety with the following:

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions
Old Mutual Dwight Intermediate Fixed Income Fund
Class Z
2007		$ 9.97	$ 0.46	[1]	$ 0.12	$ 0.58	$ (0.46)	$ -	$ (0.46)
2006		$ 10.12	$ 0.39	[1]	$ (0.12)	$ 0.27	$ (0.40)	$ (0.02)	$ (0.42)
2005		$ 10.30	$ 0.35	[1]	$ 0.03	$ 0.38	$ (0.36)	$ (0.20)	$ (0.56)
2004^^		$ 10.00	$ 0.23	[1]	$ 0.38	$ 0.61	$ (0.23)	$ (0.08)	$ (0.31)
Advisor Class
2007	[2]	$ 10.10	$ 0.13	[1]	$ (0.01)	$ 0.12	$ (0.14)	$ -	$ (0.14)
Class R
2007	[2]	$ 10.10	$ 0.12	[1]	$ (0.01)	$ 0.11	$ (0.12)	$ -	$ (0.12)
Institutional Class
2007	[2]	$ 10.10	$ 0.14	[1]	$ -	$ 0.14	$ (0.15)	$ -	$ (0.15)

		Redemption Fees	Net Asset Value End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007		$ -	$ 10.09	5.99%	$ 7,574	0.85%	1.60%	4.62%	462.98%
2006		$ -	$ 9.97	2.70%	$ 7,620	0.85%	1.74%	3.88%	435.30%
2005		$ -	$ 10.12	3.72%	$ 7,302	0.85%	2.05%	3.38%	350.28%
2004^^		$ -	$ 10.30	6.19%	$ 6,377	0.85%	2.36%	3.33%	258.83%
Advisor Class
2007	[2]	$ -	$ 10.08	1.20%	$ -	1.08%	2,183.84%	4.72%	462.98%
Class R
2007	[2]	$ -	$ 10.09	1.13%	$ -	1.36%	4,753.78%	4.45%	462.98%

Institutional Class
2007	[2]	$ -	$ 10.09	1.36%	$ -	0.58%	2,560.19%	5.21%	462.98%

The section of the Prospectus titled “Financial Highlights – Old Mutual Dwight Short Term Fixed Income Fund” is replaced in its entirety with the following:

		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Realized and Unrealized Gains or (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Dividends and Distributions
Old Mutual Dwight Short Term Fixed Income
Class Z
2007		$ 9.77	$ 0.37	[1]	$ 0.12		$ 0.49	$ (0.36)	$ -	$ -	$ (0.36)
2006		$ 9.81	$ 0.30	[1]	$ (0.03)		$ 0.27	$ (0.31)	$ -	$ -	$ (0.31)
2005		$ 10.00	$ 0.21	[1]	$ (0.11)	#	$ 0.10	$ (0.25)	$ (0.04)	$ -	$ (0.29)
2004		$ 10.00	$ 0.29	[1]	$ 0.04		$ 0.33	$ (0.29)	$ -	$ (0.04)	$ (0.33)
2003		$ 10.00	$ 0.39		$ 0.04		$ 0.43	$ (0.43)	$ -	$ -	$ (0.43)
Advisor Class
2007		$ 9.77	$ 0.34	[1]	$ 0.14		$ 0.48	$ (0.34)	$ -	$ -	$ (0.34)
2006		$ 9.82	$ 0.27	[1]	$ (0.04)		$ 0.23	$ (0.28)	$ -	$ -	$ (0.28)
2005		$ 10.00	$ 0.19	[1]	$ (0.10)	#	$ 0.09	$ (0.23)	$ (0.04)	$ -	$ (0.27)
2004		$ 10.00	$ 0.26	[1]	$ 0.05		$ 0.31	$ (0.27)	$ -	$ (0.04)	$ (0.31)
2003 [5]		$ 10.00	$ 0.25		$ 0.01		$ 0.26	$ (0.26)	$ -	$ -	$ (0.26)
Class R
2007	[2]	$ 9.87	$ 0.10	[1]	$ 0.03		$ 0.13	$ (0.10)	$ -	$ -	$ (0.10)
Institutional Class
2007	[2]	$ 9.87	$ 0.12	[1]	$ 0.03		$ 0.15	$ (0.12)	$ -	$ -	$ (0.12)

	Redemption Fees	Net Asset Value End of Period	Total Return †		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets *	Ratio of Gross Expenses to Average Net Assets ^^^ *	Ratio of Net Investment Income (Loss) to Average Net Assets *	Portfolio Turnover Rate †

Class Z
2007	$ -	$ 9.90	5.14%		$ 187,897	0.70%	0.91%	3.74%	163.81%
2006	$ -	$ 9.77	2.74%		$ 254,300	0.74%	0.93%	3.01%	196.42%
2005	$ -	$ 9.81	1.02%	<	$ 392,118	0.83%	1.17%	2.08%	400.26%
2004	$ -	$ 10.00	3.38%		$ 1,424,238	1.00%	1.30%	2.87%	257.21%
2003	$ -	$ 10.00	4.38%		$ 1,192,971	1.00%	1.34%	3.65%	222.67%

Advisor Class
2007		$ -	$ 9.91	4.98%		$ 457	0.95%	1.85%	3.48%	163.81%
2006		$ -	$ 9.77	2.37%		$ 723	0.99%	1.20%	2.70%	196.42%
2005		$ -	$ 9.82	0.88%	<	$ 2,360	1.08%	1.42%	1.86%	400.26%
2004		$ -	$ 10.00	3.14%		$ 8,074	1.25%	1.55%	2.59%	257.21%
2003 [5]		$ -	$ 10.00	2.64%		$ 2,132	1.25%	1.59%	3.02%	222.67%
Class R
2007	[2]	$ -	$ 9.90	1.30%		$ -	1.22%	4,643.79%	3.66%	163.81%
Institutional Class
2007	[2]	$ -	$ 9.90	1.48%		$ -	0.56%	2,553.82%	4.30%	163.81%

____________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-104 07/2007

OLD MUTUAL ADVISOR FUNDS II

Old Mutual TS&W Mid-Cap Value Fund

Supplement Dated July 17, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, and Institutional Class shares Prospectus of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007. You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces information contained under the heading “Institutional Class Shares” on page 20 of the Prospectus in its entirety:

Institutional Class shares are intended, where available, to be exempt from state blue sky registration. Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan;

•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary; and

•

“Wrap account” programs established with broker/dealers or financial intermediaries and (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with the Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party.

Other institutional investors who invest at least $2 million in a Fund are eligible to purchase Institutional Class shares. Intermediaries through which accounts are held on an omnibus basis generally may meet an investment minimum in Institutional Class shares by aggregating multiple accounts in the same Fund, subject to the discretion of and based upon criteria established by Old Mutual. Old Mutual reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. Registered investment companies advised by Old Mutual Capital are not subject to the minimums.

_________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-115 07/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated July 17, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, Advisor Class, Institutional Class and Class R Shares Statement of Additional Information (the “SAI”) of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces the first paragraph and bullet points under the heading “Purchases of Institutional Class Shares” on page 92 of the SAI in its entirety:

Institutional Class shares are intended, where available, to be exempt from state blue sky registration. Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan;

•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary; and

•

“Wrap account” programs established with broker/dealers or financial intermediaries and (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with the Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party.

Other institutional investors who invest at least $2 million in a Fund are eligible to purchase Institutional Class shares. Intermediaries through which accounts are held on an omnibus basis generally may meet an investment minimum in Institutional Class shares by aggregating multiple accounts in the same Fund, subject to the discretion of and based upon criteria established by Old Mutual. Old Mutual reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. Registered investment companies advised by Old Mutual Capital are not subject to the minimums.

_________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-102 07/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated July 17, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Advisor Class, Institutional Class and Class R Shares Statement of Additional Information of the Old Mutual Cash Reserves Fund (the “SAI”), a series portfolio of Old Mutual Advisor Funds II (the “Trust”), dated June 4, 2007. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces the first paragraph and bullet points under the heading “Purchases of Institutional Class Shares” on page 48 of the SAI in its entirety:

Institutional Class shares are intended, where available, to be exempt from state blue sky registration. Institutional Class shares are available to the following categories of eligible investors and require a minimum initial investment of $1 million in a Fund:

•	A bank, trust company, or other type of depository institution;

•	An insurance company, registered investment company, endowment, or foundation purchasing shares for its own account;

•	Pension or profit sharing plans or the custodian for such a plan;

•	Qualified or non-qualified employee benefit plans whose investment decisions are made by a fiduciary; and

•

“Wrap account” programs established with broker/dealers or financial intermediaries and (i) the program for which the shares are being acquired places orders for shares through an omnibus or pooled account with the Fund or its agent; and (ii) the Fund or its agent does not pay any type of administrative or service fee on the investment in Institutional Class shares to the program sponsor or any third party.

Other institutional investors who invest at least $2 million in a Fund are eligible to purchase Institutional Class shares. Intermediaries through which accounts are held on an omnibus basis generally may meet an investment minimum in Institutional Class shares by aggregating multiple accounts in the same Fund, subject to the discretion of and based upon criteria established by Old Mutual. Old Mutual reserves the right to change the amount of Institutional Class investment minimums from time to time or to waive them in whole or in part for certain investors or groups of investors. Registered investment companies advised by Old Mutual Capital are not subject to the minimums.

_________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-116 07/2007